Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Profit or loss [abstract]
Research and development expenses	£ (4,845)	£ (3,333)	£ (14,551)	£ (12,196)
Administrative expenses	(1,423)	(957)	(4,231)	(3,599)
Net foreign exchange gains	1,227	706	1,191	1,765
Operating loss	(5,041)	(3,584)	(17,591)	(14,030)
Finance income	252	297	867	739
Loss before tax	(4,789)	(3,287)	(16,724)	(13,291)
Income tax credit	912	771	3,020	3,063
Loss for the period	£ (3,877)	£ (2,516)	£ (13,704)	£ (10,228)
Basic and diluted loss per share	£ (0.12)	£ (0.08)	£ (0.42)	£ (0.32)